Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of December 31,
(in thousands)	2019	2020
Building and leasehold improvements	€17,844	€15,295
Capitalized software and software development costs	22,713	22,702
Computer equipment	18,215	17,248
Furniture and fixtures	8,361	5,480
Subtotal	67,133	60,725
Less: accumulated depreciation	33,995	34,352
Construction in process	34	309
Property and equipment, net	€33,172	€26,682